Condensed Consolidating Financial Statements	12 Months Ended
May 31, 2014
Condensed Consolidating Financial Statements [Abstract]
Condensed Consolidating Financial Statements

NOTE 21: CONDENSED CONSOLIDATING FINANCIAL STATEMENTS

We are required to present condensed consolidating financial information in order for the subsidiary guarantors (other than FedEx Express) of our public debt to continue to be exempt from reporting under the Securities Exchange Act of 1934, as amended.

The guarantor subsidiaries, which are wholly owned by FedEx, guarantee $4.5 billion of our debt. The guarantees are full and unconditional and joint and several. Our guarantor subsidiaries were not determined using geographic, service line or other similar criteria, and as a result, the "Guarantor Subsidiaries" and "Non-guarantor Subsidiaries" columns each include portions of our domestic and international operations. Accordingly, this basis of presentation is not intended to present our financial condition, results of operations or cash flows for any purpose other than to comply with the specific requirements for subsidiary guarantor reporting.

Condensed consolidating financial statements for our guarantor subsidiaries and non-guarantor subsidiaries are presented in the following tables (in millions):

CONDENSED CONSOLIDATING BALANCE SHEETS
May 31, 2014

		Guarantor	Non-guarantor
	Parent	Subsidiaries	Subsidiaries	Eliminations	Consolidated
ASSETS
CURRENT ASSETS
Cash and cash equivalents	$1,756	$441	$861	$(150)	$2,908
Receivables, less allowances	2	4,338	1,151	(31)	5,460
Spare parts, supplies, fuel, prepaid expenses
and other, less allowances	59	674	60	-	793
Deferred income taxes	-	501	21	-	522
Total current assets	1,817	5,954	2,093	(181)	9,683

PROPERTY AND EQUIPMENT, AT COST	28	38,303	2,360	-	40,691
Less accumulated depreciation and amortization	22	19,899	1,220	-	21,141
Net property and equipment	6	18,404	1,140	-	19,550

INTERCOMPANY RECEIVABLE	-	1,058	1,265	(2,323)	-
GOODWILL	-	1,552	1,238	-	2,790
INVESTMENT IN SUBSIDIARIES	20,785	3,754	-	(24,539)	-
OTHER ASSETS	2,088	747	250	(2,038)	1,047

	$24,696	$31,469	$5,986	$(29,081)	$33,070

LIABILITIES AND STOCKHOLDERS' INVESTMENT
CURRENT LIABILITIES
Current portion of long-term debt	$-	$1	$-	$-	$1
Accrued salaries and employee benefits	55	1,042	180	-	1,277
Accounts payable	2	1,530	620	(181)	1,971
Accrued expenses	405	1,444	214	-	2,063
Total current liabilities	462	4,017	1,014	(181)	5,312

LONG-TERM DEBT, LESS CURRENT PORTION	4,487	249	-	-	4,736
INTERCOMPANY PAYABLE	2,323	-	-	(2,323)	-
OTHER LONG-TERM LIABILITIES
Deferred income taxes	-	4,059	93	(2,038)	2,114
Other liabilities	2,147	3,230	254	-	5,631
Total other long-term liabilities	2,147	7,289	347	(2,038)	7,745

STOCKHOLDERS' INVESTMENT	15,277	19,914	4,625	(24,539)	15,277

	$24,696	$31,469	$5,986	$(29,081)	$33,070

CONDENSED CONSOLIDATING BALANCE SHEETS
May 31, 2013

		Guarantor	Non-guarantor
	Parent	Subsidiaries	Subsidiaries	Eliminations	Consolidated
ASSETS
CURRENT ASSETS
Cash and cash equivalents	$3,892	$405	$717	$(97)	$4,917
Receivables, less allowances	-	3,989	1,084	(29)	5,044
Spare parts, supplies, fuel, prepaid expenses
and other, less allowances	45	681	54	-	780
Deferred income taxes	-	518	15	-	533
Total current assets	3,937	5,593	1,870	(126)	11,274

PROPERTY AND EQUIPMENT, AT COST	27	35,915	2,167	-	38,109
Less accumulated depreciation and amortization	21	18,469	1,135	-	19,625
Net property and equipment	6	17,446	1,032	-	18,484

INTERCOMPANY RECEIVABLE	-	439	1,203	(1,642)	-
GOODWILL	-	1,552	1,203	-	2,755
INVESTMENT IN SUBSIDIARIES	18,739	3,347	-	(22,086)	-
OTHER ASSETS	2,187	822	191	(2,146)	1,054

	$24,869	$29,199	$5,499	$(26,000)	$33,567

LIABILITIES AND STOCKHOLDERS' INVESTMENT
CURRENT LIABILITIES
Current portion of long-term debt	$250	$1	$-	$-	$251
Accrued salaries and employee benefits	82	1,402	204	-	1,688
Accounts payable	4	1,392	609	(126)	1,879
Accrued expenses	355	1,366	211	-	1,932
Total current liabilities	691	4,161	1,024	(126)	5,750

LONG-TERM DEBT, LESS CURRENT PORTION	2,489	250	-	-	2,739
INTERCOMPANY PAYABLE	1,642	-	-	(1,642)	-
OTHER LONG-TERM LIABILITIES
Deferred income taxes	-	3,798	-	(2,146)	1,652
Other liabilities	2,649	3,133	246	-	6,028
Total other long-term liabilities	2,649	6,931	246	(2,146)	7,680

STOCKHOLDERS' INVESTMENT	17,398	17,857	4,229	(22,086)	17,398

	$24,869	$29,199	$5,499	$(26,000)	$33,567

CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME
Year Ended May 31, 2014

		Guarantor	Non-guarantor
	Parent	Subsidiaries	Subsidiaries	Eliminations	Consolidated

REVENUES	$-	$38,088	$7,820	$(341)	$45,567

OPERATING EXPENSES:
Salaries and employee benefits	99	14,303	2,153	-	16,555
Purchased transportation	-	5,374	2,796	(159)	8,011
Rentals and landing fees	5	2,282	340	(5)	2,622
Depreciation and amortization	1	2,379	207	-	2,587
Fuel	-	4,460	97	-	4,557
Maintenance and repairs	1	1,734	127	-	1,862
Intercompany charges, net	(209)	(125)	334	-	-
Other	103	4,823	1,178	(177)	5,927
	-	35,230	7,232	(341)	42,121

OPERATING INCOME	-	2,858	588	-	3,446

OTHER INCOME (EXPENSE):
Equity in earnings of subsidiaries	2,097	411	-	(2,508)	-
Interest, net	(167)	16	9	-	(142)
Intercompany charges, net	172	(194)	22	-	-
Other, net	(5)	(14)	4	-	(15)

INCOME BEFORE INCOME TAXES	2,097	3,077	623	(2,508)	3,289

Provision for income taxes	-	1,004	188	-	1,192

NET INCOME	$2,097	$2,073	$435	$(2,508)	$2,097
COMPREHENSIVE INCOME	$2,251	$2,072	$408	$(2,508)	$2,223

CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME
Year Ended May 31, 2013

		Guarantor	Non-guarantor
	Parent	Subsidiaries	Subsidiaries	Eliminations	Consolidated

REVENUES	$-	$37,073	$7,543	$(329)	$44,287

OPERATING EXPENSES:
Salaries and employee benefits	103	14,375	2,092	-	16,570
Purchased transportation	-	4,839	2,574	(141)	7,272
Rentals and landing fees	5	2,198	324	(6)	2,521
Depreciation and amortization	1	2,200	185	-	2,386
Fuel	-	4,650	96	-	4,746
Maintenance and repairs	1	1,791	117	-	1,909
Business realignment, impairment and other charges	21	639	-	-	660
Intercompany charges, net	(227)	(329)	556	-	-
Other	96	4,565	1,193	(182)	5,672
	-	34,928	7,137	(329)	41,736

OPERATING INCOME	-	2,145	406	-	2,551

OTHER INCOME (EXPENSE):
Equity in earnings of subsidiaries	1,561	253	-	(1,814)	-
Interest, net	(108)	42	5	-	(61)
Intercompany charges, net	113	(131)	18	-	-
Other, net	(5)	(20)	(10)	-	(35)

INCOME BEFORE INCOME TAXES	1,561	2,289	419	(1,814)	2,455

Provision for income taxes	-	710	184	-	894

NET INCOME	$1,561	$1,579	$235	$(1,814)	$1,561
COMPREHENSIVE INCOME	$2,622	$1,618	$268	$(1,814)	$2,694

CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Year Ended May 31, 2012

		Guarantor	Non-guarantor
	Parent	Subsidiaries	Subsidiaries	Eliminations	Consolidated

REVENUES	$-	$36,412	$6,569	$(301)	$42,680

OPERATING EXPENSES:
Salaries and employee benefits	114	14,153	1,832	-	16,099
Purchased transportation	-	4,509	1,944	(118)	6,335
Rentals and landing fees	5	2,221	267	(6)	2,487
Depreciation and amortization	1	1,962	150	-	2,113
Fuel	-	4,877	79	-	4,956
Maintenance and repairs	1	1,882	97	-	1,980
Business realignment, impairment and other charges	-	134	-	-	134
Intercompany charges, net	(218)	(323)	541	-	-
Other	97	4,482	988	(177)	5,390
	-	33,897	5,898	(301)	39,494

OPERATING INCOME	-	2,515	671	-	3,186

OTHER INCOME (EXPENSE):
Equity in earnings of subsidiaries	2,032	395	-	(2,427)	-
Interest, net	(75)	31	5	-	(39)
Intercompany charges, net	80	(102)	22	-	-
Other, net	(5)	(10)	9	-	(6)

INCOME BEFORE INCOME TAXES	2,032	2,829	707	(2,427)	3,141

Provision for income taxes	-	875	234	-	1,109

NET INCOME	$2,032	$1,954	$473	$(2,427)	$2,032
COMPREHENSIVE (LOSS) INCOME	$(120)	$1,796	$380	$(2,427)	$(371)

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS
Year Ended May 31, 2014

		Guarantor	Non-guarantor
	Parent	Subsidiaries	Subsidiaries	Eliminations	Consolidated

CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	$(8)	$3,790	$535	$(53)	$4,264

INVESTING ACTIVITIES
Capital expenditures	(1)	(3,230)	(302)	-	(3,533)
Business acquisition, net of cash acquired	-	(36)	-	-	(36)
Proceeds from asset dispositions and other	-	37	(19)	-	18

CASH USED IN INVESTING ACTIVITIES	(1)	(3,229)	(321)	-	(3,551)

FINANCING ACTIVITIES
Net transfers from (to) Parent	588	(546)	(42)	-	-
Payment on loan between subsidiaries	-	(4)	4	-	-
Intercompany dividends	-	54	(54)	-	-
Principal payments on debt	(250)	(4)	-	-	(254)
Proceeds from debt issuance	1,997	-	-	-	1,997
Proceeds from stock issuances	557	-	-	-	557
Excess tax benefit on the exercise of stock options	44	-	-	-	44
Dividends paid	(187)	-	-	-	(187)
Purchase of treasury stock	(4,857)	-	-	-	(4,857)
Other, net	(19)	(16)	16	-	(19)

CASH USED IN FINANCING ACTIVITIES	(2,127)	(516)	(76)	-	(2,719)

Effect of exchange rate changes on cash	-	(9)	6	-	(3)
Net (decrease) increase in cash and cash equivalents	(2,136)	36	144	(53)	(2,009)
Cash and cash equivalents at beginning of period	3,892	405	717	(97)	4,917

Cash and cash equivalents at end of period	$1,756	$441	$861	$(150)	$2,908

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS
Year Ended May 31, 2013

		Guarantor	Non-guarantor
	Parent	Subsidiaries	Subsidiaries	Eliminations	Consolidated

CASH PROVIDED BY OPERATING ACTIVITIES	$247	$3,936	$486	$19	$4,688

INVESTING ACTIVITIES
Capital expenditures	(3)	(3,029)	(343)	-	(3,375)
Business acquisitions, net of cash acquired	-	-	(483)	-	(483)
Proceeds from asset dispositions and other	-	49	6	-	55

CASH USED IN INVESTING ACTIVITIES	(3)	(2,980)	(820)	-	(3,803)

FINANCING ACTIVITIES
Net transfers from (to) Parent	141	(58)	(83)	-	-
Payment on loan between subsidiaries	-	(385)	385	-	-
Intercompany dividends	-	21	(21)	-	-
Principal payments on debt	-	(417)	-	-	(417)
Proceeds from debt issuances	1,739	-	-	-	1,739
Proceeds from stock issuances	280	-	-	-	280
Excess tax benefit on the exercise of stock options	23	-	-	-	23
Dividends paid	(177)	-	-	-	(177)
Purchase of treasury stock	(246)	-	-	-	(246)
Other, net	(18)	(119)	119	-	(18)

CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	1,742	(958)	400	-	1,184

Effect of exchange rate changes on cash	-	(10)	15	-	5
Net increase (decrease) in cash and cash equivalents	1,986	(12)	81	19	2,074
Cash and cash equivalents at beginning of period	1,906	417	636	(116)	2,843

Cash and cash equivalents at end of period	$3,892	$405	$717	$(97)	$4,917

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS
Year Ended May 31, 2012

		Guarantor	Non-guarantor
	Parent	Subsidiaries	Subsidiaries	Eliminations	Consolidated

CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	$(88)	$4,383	$570	$(30)	$4,835

INVESTING ACTIVITIES
Capital expenditures	(5)	(3,792)	(210)	-	(4,007)
Business acquisition, net of cash acquired	-	-	(116)	-	(116)
Proceeds from asset dispositions and other	-	74	-	-	74

CASH USED IN INVESTING ACTIVITIES	(5)	(3,718)	(326)	-	(4,049)

FINANCING ACTIVITIES
Net transfers from (to) Parent	625	(550)	(75)	-	-
Intercompany dividends	-	76	(76)	-	-
Principal payments on debt	-	(29)	-	-	(29)
Proceeds from stock issuances	128	-	-	-	128
Excess tax benefit on the exercise of stock options	18	-	-	-	18
Dividends paid	(164)	-	-	-	(164)
Purchase of treasury stock	(197)	-	-	-	(197)
Other, net	-	(19)	19	-	-

CASH (USED IN) PROVIDED BY FINANCING ACTIVITIES	410	(522)	(132)	-	(244)

Effect of exchange rate changes on cash	-	(5)	(22)	-	(27)
Net increase (decrease) in cash and cash equivalents	317	138	90	(30)	515
Cash and cash equivalents at beginning of period	1,589	279	546	(86)	2,328

Cash and cash equivalents at end of period	$1,906	$417	$636	$(116)	$2,843